UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5160

DREYFUS NEW YORK TAX EXEMPT MONEY MARKET FUND

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	8/31/04

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus New York Tax Exempt Money Market Fund
Statement of Investments
August 31, 2004 (Unaudited)

Tax Exempt Investments--99.7%	Principal

	Amount ($)		Value ($)
	--------------------		-------------------------
Albany Industrial Development Agency, Civic Facility
Revenue, VRDN
(Albany College of Pharmacy)
1.35% (Insured; Radian Bank and
Liquidity Facility; Bank of America)	3,065,000	a	3,065,000
Allegany-Limestone Central School District, GO Notes
BAN 2.75%, 6/24/2005	4,300,000		4,334,254
Arlington Central School District, GO Notes, Refunding
2.25%, 12/15/2004 (Insured; FSA)	250,000		250,785
Babylon Industrial Development Agency, IDR, VRDN
(Lambro Industries Inc. Project)
1.35% (LOC; Bank of America)	840,000	a	840,000
Brookhaven Industrial Development Agency, IDR, VRDN
(895 Waverly Associates LLC) 1.47% (LOC; Commerce Bank)	1,500,000	a	1,500,000
Broome County, GO Notes, Refunding
2.50%, 4/15/2005 (Insured; FGIC)	435,000		438,333
Canaseraga Central School District, GO Notes
3.75%, 6/15/2005 (Insured; MBIA)	191,000		193,964
Center Moriches Union Free School District, GO Notes
3%, 12/1/2004 (Insured; MBIA)	350,000		351,601
Chautauqua County Industrial Development Agency
Civic Facility Revenue, VRDN
(United Cerebral Palsy Project)
1.39% (LOC; Key Bank)	1,215,000	a	1,215,000
Colonie Industrial Development Agency, IDR, VRDN
(13 Green Mount Drive Project)
1.40% (LOC; HSBC Bank USA)	210,000	a	210,000
Croton-Harmon Union Free School District, GO Notes:
4.50%, 10/15/2004 (Insured; FSA)	100,000		100,399
5%, 10/15/2004 (Insured; MBIA)	640,000		642,991
Dutchess County Industrial Development Agency
Civic Facility Revenue, VRDN
(Marist College Civic Facility):
1.33% (LOC; Key Bank)	5,540,000	a	5,540,000
1.33% (LOC; The Bank of New York)	6,820,000	a	6,820,000
Erie County Industrial Development Agency, VRDN:
Civic Facility Revenue:
(Community Services Disabled Project)
1.39% (LOC; Key Bank)	3,295,000	a	3,295,000
(DePaul Community Facilities Inc. Project)
1.39% (LOC; Key Bank)	1,500,000	a	1,500,000
(People Inc. Project)
1.39% (LOC; Key Bank)	2,700,000	a	2,700,000
(United Cerebral Palsy Association Project)
1.39% (LOC; Key Bank)	885,000	a	885,000
IDR:
(Luminescent System Inc. Project)
1.40% (LOC; HSBC Bank USA)	5,600,000	a	5,600,000
(Plesh Industries Inc. Project)
1.47% (LOC; M&T Bank)	1,455,000	a	1,455,000
Grand Central District Management Association
Revenue, Refunding 2%, 1/1/2005	900,000		902,765

Town of Hempstead, GO Notes 4%, 1/15/2005
(Insured; MBIA)	100,000		100,849
Herkimer County Industrial Development Agency
Civic Facility Revenue, VRDN
(Templeton Foundation Project) 1.39% (LOC; Key Bank)	2,445,000	a	2,445,000
Honeoye Falls-Lima Central School District, GO Notes
BAN 2%, 9/23/2004	734,500		734,893
Town of Islip, GO Notes, Refunding, Public Improvement
4.75%, 1/15/2005 (Insured; FSA)	100,000		101,268
Lancaster Industrial Development Agency, IDR, VRDN
(Lancaster Steel Service Project)
1.40% (LOC; M&T Bank)	1,315,000	a	1,315,000
Long Island Power Authority, Electric Systems Revenue
4%, 4/1/2005 (Insured; FSA)	150,000		152,239
Metropolitan Transportation Authority
Transit Facilities Revenue, CP 1.20%, 12/9/2004
(LOC; ABN-AMRO)	4,400,000		4,400,000
Town of Milo, GO Notes, BAN 2%, 11/24/2004	458,000		458,724
Monroe County Industrial Development Agency, IDR:
(National Development Council) 2%
(LOC; HSBC Bank USA)	700,000		700,000
VRDN (2883 Associates LP) 1.40% (LOC; HSBC Bank USA)	1,570,000	a	1,570,000
Monroe Tobacco Asset Securitization Corporation
Tobacco Settlement Revenue, VRDN
1.43% (Liquidity Facility; WestLB AG)	8,295,000	a	8,295,000
Municipal Assistance Corporation For the City of New York
Sales Tax Revenue 6%, 7/1/2005	500,000		517,409
Nassau County, GO Notes:
5.15%, 3/1/2005 (Insured; AMBAC)	100,000		101,965
7%, 3/1/2005 (Insured; FSA)	100,000		102,849
Refunding 6.50%, 5/1/2005 (Insured; FGIC)	225,000		232,590
Nassau County Interim Finance Authority, Sales Tax Revenue:
4%, 11/15/2004	150,000		150,865
4.60%, 11/15/2004	250,000		251,721
Nassau County Tobacco Settlement Corporation, Revenue
VRDN 1.43% (Liquidity Facility; Merrill Lynch)	5,000,000	a	5,000,000
New Rochelle Industrial Development Agency, IDR, VRDN
(Charles Sadek Import Co. Project)
1.48% (LOC; The Bank of New York)	5,500,000	a	5,500,000
City of New York, GO Notes:
6.50%, 2/15/2005 (Insured; AMBAC)	235,000		240,630
VRDN 1.39% (Liquidity Facility; Merrill Lynch)	5,000,000	a	5,000,000
New York City Health and Hospital Corporation, Health Care
Facilities Revenue 4%, 2/15/2005 (Insured; AMBAC)	300,000		303,187
New York City Industrial Development Agency, VRDN:
Civic Facility Revenue:
(2000 Jewish Community Center)
1.40% (LOC; M&T Bank)	4,900,000	a	4,900,000
(Abraham Joshua Heschel Project)
1.35% (LOC; Allied Irish Banks)	2,000,000	a	2,000,000
(Columbia Grammar and Preparatory School Project)
1.30% (LOC; Allied Irish Banks)	3,950,000	a	3,950,000
(Convent Sacred Heart School)
1.35% (LOC; Allied Irish Banks)	3,750,000	a	3,750,000
(Hewitt School Project)
1.30% (LOC; Allied Irish Banks)	1,600,000	a	1,600,000
(Jewish Community Center of Manhattan)
1.40% (LOC; M&T Bank)	1,600,000	a	1,600,000
(Village Community School Project)
1.35% (LOC; M&T Bank)	1,280,000	a	1,280,000

IDR:
(Novelty Crystal Corp.)
1.40% (LOC; Commerce Bank)	3,800,000	a	3,800,000
(Stroheim and Romann Inc. Project)
1.33% (LOC; WestLB AG)	8,700,000	a	8,700,000
(Swak Realty LLC Project)
1.48% (LOC; The Bank of New York)	1,040,000	a	1,040,000
New York City Municipal Water Finance Authority
Water and Sewer Systems Revenue:
5%, 6/15/2005	200,000		205,030
CP:
1.20%, 10/28/2004 (Liquidity Facility: Dexia Credit
Locale and JPMorgan Chase Bank)	3,000,000		3,000,000
1.25%, 11/4/2004 (Liquidity Facility: Bayerische
Landesbank and WestLB AG)	9,700,000		9,700,000
1.20%, 11/9/2004 (LOC: Helaba Bank and Landesbank
Baden Wurttemberg)	4,400,000		4,400,000
New York City Transitional Finance Authority:
Income Tax Revenue:
5%, 2/1/2005	1,300,000		1,320,688
5.25%, 2/1/2005	170,000		172,695
4.25%, 2/15/2005	750,000		759,863
VRDN 1.30%, (Liquidity Facility; Dexia Credit Locale)	10,000,000	a	10,000,000
Revenue (New York City Recovery) 4%, 11/1/2004	460,000		462,160
Sales Tax Revenue, VRDN (Future Tax Secured) 1.36%
(Liquidity Facility; Baerische Landesbank)	6,000,000	a	6,000,000
New York Counties Tobacco Trust II, Revenue, VRDN
1.43% (Liquidity Facility; Merrill Lynch)	4,760,000	a	4,760,000
New York State Dormitory Authority:
Health Care Facilities Revenue (Presbyterian Hospital)
5.25%, 2/15/2005 (Insured; AMBAC)	400,000		407,266
VRDN:
1.39% (Liquidity Facility; Merrill Lynch)	2,100,000	a	2,100,000
(Mental Health Services):
1.33% (Liquidity Facility; HSBC Bank USA)	5,000,000	a	5,000,000
1.35% (Liquidity Facility; HSH Nordbank AG)	10,000,000	a	10,000,000
LR, Municipal Health Facilities Improvement Program
4%, 1/15/2005 (Insured; FSA)	100,000		100,869
Revenue, Schools Districts Financing Program
2.75%, 4/1/2005 (Insured; MBIA)	100,000		100,909
New York State Environmental Facilities Corporation:
Clean Water and Drinking Water Revenue
Revolving Funds Pooled Financing Program
2.25%, 11/15/2004	150,000		150,286
PCR 5.10%, 1/15/2005	295,000		299,350
Water Revenue 5%, 3/15/2005	400,000		407,188
New York State Housing Finance Agency, Health Care
Facilities Revenue (Hospital and Health Care Project)
4.40%, 11/1/2004 (Insured; MBIA)	190,000		190,970
New York State Local Government Assistance Corporation
Sales Tax Revenue:
5.40%, 4/1/2005	480,000		491,151
Refunding:
5%, 4/1/2005	200,000		204,195
5.50%, 4/1/2005 (Insured; AMBAC)	450,000		461,116
New York State Medical Care Facilities Finance
Agency, Health Care Facilities Revenue
(Brookdale Hospital Medical Center)
6.85%, 2/15/2005	225,000	b	235,252
New York State Mortgage Agency, Revenue:
1.25%, 10/1/2004	370,000		370,000

3.40%, 10/1/2004	250,000		250,353
5%, 10/1/2004	150,000		150,451
New York State Power Authority, Electric Power
and Light Revenue 5%, 2/15/2005	250,000		254,227
New York State Thruway Authority:
Highway Revenue Tolls
6%, 1/1/2005 (Insured; FGIC)	115,000	b	119,085
Income Tax Revenue:
2%, 3/15/2005	300,000		301,112
2.25%, 3/15/2005	155,000		155,449
Service Contract Revenue (Local Highway and Bridge)
6%, 4/1/2005 (Insured; AMBAC)	100,000		102,786
New York State Thruway Authority Highway Bridge and
Trust Fund:
Fuel Sales Tax Revenue:
5.10%, 4/1/2005 (Insured; MBIA)	550,000		562,128
6%, 4/1/2005 (Insured; MBIA)	200,000		205,282
Highway Revenue Tolls:
3%, 4/1/2005	600,000		605,686
5%, 4/1/2005 (Insured; FGIC)	250,000		254,797
New York State Urban Development Corporation
Income Tax Revenue (Personal Income Tax)
2.50%, 12/15/2004	275,000		275,938
North Colonie Central School District, GO Notes
TAN 2%, 10/28/2004	1,500,000		1,501,750
Town of North Hempstead, GO Notes:
2.50%, 2/1/2005 (Insured; MBIA)	630,000		633,391
Refunding 6%, 4/1/2005 (Insured; FGIC)	325,000		334,054
Oneida City School District, GO Notes
BAN 1.75%, 2/4/2005	3,807,000		3,816,616
Oswego City School District, GO Notes
TAN 2%, 3/1/2005	3,555,000		3,564,107
Oswego County Industrial Development Agency
Civic Facility Revenue, VRDN (Springside at Seneca Hill)
1.44% (LOC; M&T Bank)	2,965,000	a	2,965,000
Otsego County Industrial Development Agency
Civic Facility Revenue, VRDN
(Templeton Foundation Project)
1.39% (LOC; Key Bank)	4,050,000	a	4,050,000
Phelps-Clifton Springs Central School District
GO Notes 4%, 6/15/2005 (Insured; MBIA)	260,000		264,436
Plainedge Union Free School District
GO Notes, BAN 2%, 11/3/2004	2,540,000		2,543,760
Port Authority of New York and New Jersey:
Transportation Revenue, CP 1.20%, 12/8/2004
(Liquidity Facility: Bank of Nova Scotia,
Chase Manhattan Bank and TSB Bank PLC)	7,000,000		7,000,000
Special Obligation Revenue, VRDN:
1.36% (Liquidity Facility; Bank of Nova Scotia)	5,600,000	a	5,600,000
1.36% (Liquidity Facility; Landesbank Hessen-Thuringen
Girozentrale)	3,400,000	a	3,400,000
Port Chester Industrial Development Agency, IDR
VRDN (40 Pearl Street LLC)
1.38%, (LOC; The Bank of New York)	4,370,000	a	4,370,000
Poughkeepsie City School District, GO Notes
BAN 2%, 5/6/2005	3,000,000		3,013,013
Rensselaer County Industrial Development Agency, VRDN:
Civic Facility Revenue
(The Sage Colleges Project) 1.40% (LOC; M&T Bank)	2,790,000	a	2,790,000
Service Housing Revenue
(Brunswick Senior Housing Project) 1.38% (LOC; FHLB)	4,800,000	a	4,800,000

County of Rockland, GO Notes
Refunding 2.50%, 3/1/2005 (Insured; AMBAC)	110,000		110,622
Rockland County Industrial Development Agency
IDR, VRDN:
(Intercos America Inc. Project)
1.40% (LOC; HSBC Bank USA)	4,325,000	a	4,325,000
(Jawonio Inc. Project)
1.33% (LOC; The Bank of New York)	4,790,000	a	4,790,000
(Northern Manor Multicare)
1.42% (LOC; M&T Bank)	2,640,000	a	2,640,000
Seneca County Industrial Development Agency
Civic Facility Revenue, VRDN
(Kidspeace National Centers of New York Project)
1.39% (LOC; Key Bank)	1,990,000	a	1,990,000
Shenendehowa Central School District, GO Notes
Refunding 3.50%, 5/1/2005 (Insured; FSA)	300,000		304,339
Solvay Union Free School District, GO Notes
4.25%, 6/15/2005 (Insured; FSA)	747,266		761,759
Suffolk County, GO Notes:
2.50%, 12/1/2004 (Insured; MBIA)	500,000		501,600
4%, 5/1/2005 (Insured; MBIA)	160,000		162,411
Refunding:
5%, 9/15/2004 (Insured; FGIC)	500,000		500,733
(Southwest Sewer District) 6%, 2/1/2005 (Insured; MBIA)	175,000		178,374
Suffolk County Industrial Development Agency:
Civic Facility Revenue, VRDN:
(Guide Dog Foundation Inc.)
1.33% (LOC; The Bank of New York)	3,790,000	a	3,790,000
(Hampton Day School Civic)
1.30% (LOC; JPMorgan Chase Bank)	2,945,000	a	2,945,000
IDR (Belmont Villas LLC)
1.35%, 10/28/2004	6,000,000	b	6,000,000
Syracuse Industrial Development Agency
Civic Facility Revenue, VRDN
(Community Development Properties-Larned Project)
1.45% (LOC; M&T Bank)	2,600,000	a	2,600,000
Tobacco Settlement Financing Authority, Revenue, VRDN
1.41% (Liquidity Facility; Merrill Lynch)	3,125,000	a	3,125,000
Triborough Bridge and Tunnel Authority
Highway Revenue Tolls, Refunding 3%, 11/15/2004	100,000		100,376
Westchester County Industrial Development Agency
Civic Facility Revenue, VRDN:
(Banksville Independent Fire Co.)
1.33% (LOC; The Bank of New York)	1,000,000	a	1,000,000
(Jacob Burns Film Center Project)
1.30% (LOC; The Bank of New York)	4,255,000	a	4,255,000
Refunding (Rye Country Day School Project)
1.33% (LOC; Allied Irish Banks)	4,800,000	a	4,800,000
City of White Plains, GO Notes, Public Improvement
3%, 4/1/2005 (Insured; MBIA)	237,000		239,523

Total Investments (cost $272,436,424)	99.7%		272,436,424

Cash and Receivables (Net)	0.3%		873,207

Net Assets	100.0%		273,309,631

Summary of Abbreviations

AMBAC		American Municipal Bond Assurance Corporation	LR	Lease Revenue
BAN		Bond Anticipation Notes	LOC	Letter of Credit
CP		Commercial Paper	MBIA Municipal Bond Investors Assurance
FNMA		Federal National Mortgage Association		Insurance Corporation
FSA		Financial Security Assurance	RRR	Resource Recovery Revenue
GO		General Obligation	TAN	Tan Anticipation Notes
IDR		Industrial Development Revenue	VRDNVariable Rate Demand Notes

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody's	or	Standard & Poor's	Value %
-----------------		-------		---	---------------
F1+, F1		VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	67.7
AAA, AA, A c		Aaa, Aa, A c		AAA, AA, A c	9.1
Not Rated d		Not Rated d		Not Rated d	23.2

100.0
Notes to Statement of Investments:

a Securities payable on demand. Variable interest rate-subject to periodic change.
b Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
d Securities which, while not rated by Fitch, Moody's and Standard & Poor's have been determined by the
Manager to be of comparable quality to those rated securities in which the portfolio may invest.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK TAX EXEMPT MONEY MARKET FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	October 14, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	October 14, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	October 14, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)